Employee Benefit Plans (Health Care Cost Trend) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Pre-65 health care cost trend rate	8.45%	8.95%	9.70%
Post-65 health care cost trend rate	6.15%	7.75%	8.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.75%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2019	2018